Loans payable (Disclosure of detailed information about Shareholder loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 15,966	$ (175,749)
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	127,320	129,880
Unrealized foreign exchange	(540)	(2,560)
Principal ending balance	$ 126,780	$ 127,320